Segmental Information - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
System Fund	$ 928	$ 765	$ 1,373
Revenue	2,907	2,394	4,627
Non-current assets	2,071	2,259
Before system funds [member]
Disclosure of geographical areas [line items]
Revenue	1,979	1,629	3,254
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	142	77	265
Non-current assets	64	72
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,263	1,067	1,957
Non-current assets	1,346	1,487
Rest of world [member]
Disclosure of geographical areas [line items]
Revenue	574	485	$ 1,032
Non-current assets	$ 661	$ 700